EMPLOYEE BENEFIT PLANS - Defined contribution plans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined contribution plan
EMPLOYEE BENEFIT PLANS
Defined contribution expense	$ 449,771	$ 411,717
Pension
EMPLOYEE BENEFIT PLANS
Defined contribution expense	344,033	318,988
Current severance regimen
EMPLOYEE BENEFIT PLANS
Defined contribution expense	$ 105,738	$ 92,729